Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of information by segment
	For the year ended December 31, 2019
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,049,051	$15,323,690	$178,986	$-	$29,551,727
Cost of goods sold	9,420,539	12,730,843	39,775	-	22,191,157
Gross profit	4,628,512	2,592,847	139,211	-	7,360,570
Interest expense and charges	633,483	562,971	52,922	4,480	1,253,855
Depreciation and amortization	175,142	1,972,980	8,697	-	2,156,819
Capital expenditures	452,327	983,725	18,923	-	1,454,975
Income tax expenses	389,874	617,031	-	-	1,006,905
Segment profit(loss)	(2,982,674)	(7,956,271)	(304,433)	(1,052,740)	(12,296,118)
Segment assets	$19,150,283	$51,280,425	$356,424	$8,111	$70,795,244
	For the year ended December 31, 2018
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$9,178,331	$18,805,539	$720,191	$590,808	$29,294,869
Cost of goods sold	2,951,851	11,600,016	537,076	180,505	15,269,448
Gross profit	6,226,480	7,205,523	183,115	410,303	14,025,421
Interest expense and charges	480,676	585,242	473	3,367	1,069,758
Depreciation and amortization	86,005	1,508,016	13,420	-	1,607,441
Capital expenditures	235,417	9,034,223	-	-	9,269,640
Income tax expenses	(243,698)	1,283,697	1,675	800	1,042,474
Segment profit (loss)	772,928	3,613,721	(68,077)	(1,665,184)	2,653,388
Segment assets as of December 31, 2018	$21,607,155	$58,775,391	$716,909	$905,465	$82,004,922
	For the year ended December 31, 2017
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$4,838,230	$19,455,800	$250,422	$1,359,941	$25,904,393
Cost of goods sold	80,907	10,368,972	160,324	432,084	11,042,287
Gross profit	4,757,323	9,086,828	90,098	927,857	14,862,106
Interest expense and charges	368,448	602,090	506	8	971,052
Depreciation and amortization	80,385	1,359,091	-	-	1,439,476
Capital expenditures	116,669	4,500,486	30,940	-	4,648,095
Income tax expenses	403,121	1,486,371	-	242,805	2,132,297
Segment profit (loss)	1,389,269	4,395,631	(82,323)	(1,001,597)	4,700,980
Segment assets as of December 31, 2017	$10,899,522	$60,000,714	$567,030	$9,664,563	$81,131,829